Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Net assets (liabilities) [abstract]
Derivative financial instruments	£ 279,671		£ 292,356
Derivative financial liabilities	(265,289)		(279,331)
Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	21,862
Ending balance, financial assets	21,435
Financial liabilities
Beginning balance, financial liabilities	(6,817)
Ending balance, financial liabilities	(6,116)
Net assets (liabilities) [abstract]
Derivative financial instruments	1,983		2,073
Derivative financial liabilities	(2,861)		£ (3,181)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	15,045	£ 9,962
Purchases, fair value measurement, assets (liabilities), net	7,047	7,491
Sales, fair value measurement, assets (liabilities), net	(5,725)	(1,997)
Issues, fair value measurement, assets (liabilities), net	(617)	(647)
Settlements, fair value measurement, assets (liabilities), net	(1,589)	(1,151)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	509	446
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	325	(157)
Ending balance, assets (liabilities), net	15,319	13,778
Derivative financial instruments	1,983	2,821
Derivative financial liabilities	(2,861)	(4,335)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Trading portfolio assets
Financial assets
Beginning balance, financial assets	10,115	6,509
Purchases, fair value measurement, assets	4,125	3,113
Sales, fair value measurement, assets	(3,524)	(1,007)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(1,147)	(714)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	439	1,046
Transfers out of Level 3 of fair value hierarchy, assets	(265)	(214)
Ending balance, financial assets	9,879	8,726
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through the income statement
Financial assets
Beginning balance, financial assets	5,991	5,368
Purchases, fair value measurement, assets	2,388	2,732
Sales, fair value measurement, assets	(1,170)	(1,006)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(469)	(282)
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	63	290
Transfers out of Level 3 of fair value hierarchy, assets	(280)	(106)
Ending balance, financial assets	6,387	7,024
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through other comprehensive income
Financial assets
Beginning balance, financial assets	3,674	776
Purchases, fair value measurement, assets	566	1,854
Sales, fair value measurement, assets	(1,399)	(42)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(6)	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	277	0
Transfers out of Level 3 of fair value hierarchy, assets	0	(200)
Ending balance, financial assets	3,144	2,400
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading | Trading portfolio assets
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	136	(7)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading | Financial assets at fair value through the income statement
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(117)	(6)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading | Financial assets at fair value through other comprehensive income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	3	1
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income | Trading portfolio assets
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income | Financial assets at fair value through the income statement
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	(19)	34
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income | Financial assets at fair value through other comprehensive income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	29	11
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	313	(214)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	11	45
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Financial assets
Beginning balance, financial assets	9	2
Purchases, fair value measurement, assets	33	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains (losses) recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	42	1
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Financial assets
Total gains and (losses) in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities), net	(1,108)	(1,113)
Purchases, fair value measurement, assets (liabilities), net	(19)	(181)
Sales, fair value measurement, assets (liabilities), net	249	33
Issues, fair value measurement, assets (liabilities), net	0	(19)
Settlements, fair value measurement, assets (liabilities), net	2	(171)
Total gains (losses) recognised in OCI, assets (liabilities), net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities), net	(34)	21
Transfers out of Level 3 of fair value hierarchy, assets (liabilities), net	(135)	109
Ending balance, assets (liabilities), net	(878)	(1,514)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	166	(193)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains (losses) in the period recognised in the income statement, assets (liabilities), net	1	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(395)	(368)
Purchases, fair value measurement, liabilities	(46)	(28)
Sales, fair value measurement, liabilities	28	17
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(57)	(30)
Transfers out of Level 3 of fair value hierarchy, liabilities	9	6
Ending balance, financial liabilities	(424)	(385)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	37	18
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Financial liabilities
Beginning balance, financial liabilities	(3,241)	(1,212)
Purchases, fair value measurement, liabilities	0	1
Sales, fair value measurement, liabilities	91	9
Issues, fair value measurement, liabilities	(617)	(628)
Settlements, fair value measurement, liabilities	31	16
Total gains (losses) recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(179)	(881)
Transfers out of Level 3 of fair value hierarchy, liabilities	996	248
Ending balance, financial liabilities	(2,831)	(2,474)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	88	(27)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Financial liabilities
Total gains (losses) in the period recognised in the income statement, liabilities	£ 0	£ 0